Net interest income	6 Months Ended
Jun. 30, 2018
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Net interest income

12 Net interest income

Total Net interest income of EUR 6,860 million includes interest income and expense for instruments calculated using the effective interest rate method and other interest income and interest expense. IFRS 9 resulted in changes to IAS 1 for the presentation of Interest income for instruments calculated using the effective interest rate method, which ING reports as a separate line item in the consolidated statement of profit or loss as from current reporting period.

To further enhance the relevance of the interest disclosures, ING Group changed its separate presentation of interest (income and expenses) for trading derivatives, trading securities and trading loans / deposits (mainly repo’s) to presenting the full fair value movements in ‘Valuation results and net trading income’. The change in presentation is in line with the changed presentation of accrued interest in the balance sheet that it is no longer separately presented, but included in the corresponding balance sheet item of the host contract.

The new interest presentation was applied prospectively together with the other presentation requirements of IFRS 9.

The table below provides a reconciliation between the Net interest income and Valuation results and net trading income as reported in the first 6 months of 2017 and the comparable amounts applying the 2018 accounting policies.

Impact of adoption of IFRS 9 on interest income and expense presentation

		Reclassification	First 6 months of
		of interest	2017 on
	Reported in first	related to	comparable	Reported in
	6 months of	trading assets/	basis to first 6	First 6 months of
in EUR million	2017	liabilities	months of 2018	2018
Total interest income	22,086	(8,558)	13,528	13,094
Total interest expense	(15,375)	8,488	(6,887)	(6,234)

Net interest income	6,711	(70)	6,641	6,860
Valuation results and net trading income	1,090	70	1,160	393

Refer to Note ’13 Valuation result and net trading income’ for the interest income and expense from trading assets and liabilities recognised in the first six months of 2018.